Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited ("AFSW") - Income Statement Information (Details) - Aizu Fajitsu Semiconductor Wafer Solution Limited - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of Variable Interest Entities [Roll Forward]
Beginning balance	$ (1,688)	$ (659)	$ (659)	$ (98)
Investment	1,548	2,698	2,700	1,852
Loss	(1,419)	(3,703)		(2,404)
Effect of exchange rate change	13	$ (24)		(9)
Ending balance	$ (1,546)		$ (1,688)	$ (659)